Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions
Summary of appointed and resigned board members

During the period the following were appointed as members of the Board of Directors:

Name	Effective date
Dómhnal Slattery (chairman)	January 14, 2025
Kris Haber	April 30, 2025
James Keith Brown	May 14, 2025
Poul Carsten Stendevad	May 14, 2025
Lord Andrew Parker	June 2, 2025

During the period the following resigned as members of the Board of Directors:

Name	Effective date
Vincent Casey	January 14, 2025
Stephen Fitzpatrick	January 30, 2025
Gur Kimchi	April 30, 2025
Kathy Cassidy	May 14, 2025
Steve Welch	June 2, 2025

Key management personnel
Related party transactions
Schedule of key management personnel compensation

	June 30,	June 30,
	2025	2024
	£ 000	£ 000
Salaries and other short term employee benefits	712	624
Payments to defined contribution pension schemes	10	7
Share-based payments	2,266	1,325
	2,988	1,957